Note 4 - Stockholder's Equity	4 Months Ended
Oct. 09, 2020
Since Inception
Note 4 - Stockholder's Equity

Note 4 – Stockholder’s Equity

The Company is authorized to issue 50,000,000 shares of common stock, all of which is outstanding and is held by ACTX.

On September 9, 2020, the Company issued 40,000,000 shares of its common stock to 20 persons for prices between $0.000098 and $0.40 per share and an average price per share of $0.065575. On September 9, 2020, it issued 10,000,000 shares of its stock to GP pursuant to the Distributorship Agreement.